DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2021
DISCONTINUED OPERATIONS
Disposal Groups, Including Discontinued Operations

On July 23, 2021, the Group calculated a loss resulting from such disposition as follows:

As of July 23, 2021
US$
Consideration	—

Cash and cash equivalents	1,200
Restricted Cash	194
Prepayments and other receivables	2,032
Property and equipment, net	1,346
Intangible assets, net	102
Long-term investments	492
Other non-current assets	236
Accrued payroll and welfare payable	(173)
Accrued expenses and other current liabilities	(833)
Long-term payables	(61)

Net assets of lottery business related VIEs*	4,535
Non-controlling interest of lottery business related VIEs	2,162

Less: Net assets of lottery business related VIEs contributable to the Company	6,697

Loss on disposal of lottery business related VIEs	(6,697)
*

Net assets of lottery business related VIEs excluded payables of US$31,195 to the Company, which mainly consisted a loan of US$27,987 provided by the Company to the former VIE subsidiary, Shenzhen E-Sun Sky Network Technology Co.,Ltd. (“E-Sun Sky Network”). Considering the financial position of E-Sun Sky Network, which could not generate cash flows in the future with sustainable business, the Company does not have an intention to collect the balance. The Company and E-Sun Sky Network are in the process of applying for the exemption of the debt with the PRC State Administration of Foreign Exchange and the State Taxation Administration.

Schedule Of Assets and Liabilities Of Discontinued Operations

The assets and liabilities for discontinued operations of lottery business related VIEs comprised the following items as of December 31, 2020:

As of
December 31, 2020
US$
Current assets for discontinued operations
Prepayments and other receivables	1,960
Amount due from related-party	56
Total	2,016

Non-current assets for discontinued operations
Property and equipment, net	2,034
Intangible assets, net	127
Deposit	65
Long-term investments	1,265
Other non-current assets	169
Total	3,660

Current liabilities for discontinued operations
Accrued payroll and welfare payable	(1,883)
Accrued expenses and other current liabilities	(1,077)
Total	(2,960)

Non-current liabilities for discontinued operations
Long-term payables	(81)
Total	(81)

Schedule Of Condensed Cash Flow Statement Of Discontinued Operations

The condensed cash flows of lottery business related VIEs were as follows for the years ended December 31, 2019, 2020 and 2021:

	For the years ended December 31,
	2019	2020	2021*
	US$	US$	US$
Net cash used in operating activities	(11,596)	(5,960)	(2,985)
Net cash (used in) provided by investing activities	(36)	2,826	953
Net cash provided by (used in) financing activities	21,934	3,026	(26,955)

Effect of foreign exchange on cash	(225)	1,889	381

Schedule Of Condensed Income Statement Of Discontinued Operation

The operating results from discontinued operations included in the Group’s consolidated statements of comprehensive loss were as follows for the years ended December 31, 2019, 2020 and 2021:

	For the years ended December 31,
	2019	2020	2021*
	US$	US$	US$
Major classes of line items constituting pre-tax profit of discontinued operations

Revenues	593	1,000	1,269
Cost of revenue	(696)	(419)	(192)
Sales and marketing	(3,122)	(1,284)	(556)
General and administrative	(13,751)	(7,822)	(2,322)
Service development expenses	(4,190)	(2,444)	(496)
Other income that are not major	1,132	1,690	73
Loss from discontinued operations, before income tax	(20,034)	(9,279)	(2,224)
Income tax expense	25	500	—
Loss from discontinued operations, net of income tax	(20,009)	(8,779)	(2,224)
Loss on deconsolidation of the subsidiary, net of income tax	-	-	(6,697)
Net loss from discontinued operations, net of income tax	(20,009)	(8,779)	(8,921)

* Included financial results of discontinued operations from January 1, 2021 to July 23, 2021.